Schedule of Investments (unaudited)
February 28, 2022
BlackRock Energy Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Energy Equipment & Services — 1.2%
Poseidon Concepts Corp.(a)(b)	35,081	$ —
Tenaris SA	266,100	3,429,304
		3,429,304
Food Products — 0.8%
Darling Ingredients, Inc.(b)	31,928	2,314,141
Metals & Mining — 1.0%
Glencore PLC	457,850	2,692,162
Oil, Gas & Consumable Fuels — 94.1%
ARC Resources Ltd.	287,537	3,554,797
BP PLC	1,783,809	8,694,492
Canadian Natural Resources Ltd.	137,108	7,659,659
Capricorn Energy PLC(b)	654,871	1,938,849
Cenovus Energy, Inc.	508,681	7,998,432
Cheniere Energy, Inc.	50,500	6,711,450
Chevron Corp.	273,220	39,343,680
ConocoPhillips	211,611	20,073,419
Devon Energy Corp.	26,609	1,584,566
EOG Resources, Inc.	85,407	9,814,972
Equinor ASA	190,021	5,973,410
Exxon Mobil Corp.	235,719	18,485,084
Gazprom PJSC, ADR	319,750	845,908
Hess Corp.	79,108	7,994,654
Kosmos Energy Ltd.(b)	401,915	1,953,307
Marathon Petroleum Corp.	129,815	10,108,694
Pioneer Natural Resources Co.	43,854	10,507,418
Santos Ltd.	854,201	4,549,337
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Shell PLC	1,167,581	$ 30,790,043
Suncor Energy, Inc.	293,975	8,989,721
TC Energy Corp.	196,281	10,545,748
TotalEnergies SE	368,624	18,779,645
Tourmaline Oil Corp.	130,629	5,153,018
Valero Energy Corp.	78,839	6,583,845
Williams Cos., Inc.	300,936	9,413,278
		258,047,426
Total Long-Term Investments — 97.1% (Cost: $183,809,806)		266,483,033
Short-Term Securities(c)(d)
Money Market Funds — 4.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	11,496,505	11,496,505
Total Short-Term Securities — 4.2% (Cost: $11,496,505)		11,496,505
Total Investments — 101.3% (Cost: $195,306,311)		277,979,538
Liabilities in Excess of Other Assets — (1.3)%		(3,641,858)
Net Assets — 100.0%		$ 274,337,680
(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 1,311,781	$ 10,184,724(a)	$ —	$ —	$ —	$ 11,496,505	11,496,505	$ 130	$ —
(a)	Represents net amount purchased (sold).
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Energy Opportunities Fund
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Energy Equipment & Services	$ —	$ 3,429,304	$ —	$ 3,429,304
Food Products	2,314,141	—	—	2,314,141
Metals & Mining	—	2,692,162	—	2,692,162
Oil, Gas & Consumable Fuels	186,475,742	71,571,684	—	258,047,426
Short-Term Securities
Money Market Funds	11,496,505	—	—	11,496,505
	$ 200,286,388	$ 77,693,150	$ —	$ 277,979,538
Portfolio Abbreviation
ADR	American Depositary Receipt
2